RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Chief Financial Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts paid contract for services	$ 443	$ 240	$ 250
Corporate Legal Counsel [Member]
Disclosure of transactions between related parties [line items]
Amounts paid contract for services	223	200	180
Independent Directors [Member]
Disclosure of transactions between related parties [line items]
Total honorariums	$ 14	$ 0	$ 0